Share-Based Payments - Summary of Valuations of Options Approved and Granted (Details) - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Series 41
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2019
Exercise/Loan price per share	$ 1.52
Share price at acceptance date	$ 1.52
Expected share price volatility	52.31%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	2.16%
Series 42
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2019
Exercise/Loan price per share	$ 1.56
Share price at acceptance date	$ 1.56
Expected share price volatility	52.40%
Expected life after factoring	6 years 1 month 6 days
Dividend yield	0.00%
Risk-free interest rate	2.36%
Series 43
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2019
Exercise/Loan price per share	$ 1.87
Share price at acceptance date	$ 1.70
Expected share price volatility	52.78%
Expected life after factoring	5 years 10 months 24 days
Dividend yield	0.00%
Risk-free interest rate	2.27%
Series 44
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2019
Exercise/Loan price per share	$ 1.72
Share price at acceptance date	$ 1.59
Expected share price volatility	54.40%
Expected life after factoring	5 years 7 months 6 days
Dividend yield	0.00%
Risk-free interest rate	1.91%
Series 45
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2019
Exercise/Loan price per share	$ 1.33
Share price at acceptance date	$ 1.33
Expected share price volatility	54.11%
Expected life after factoring	6 years 1 month 6 days
Dividend yield	0.00%
Risk-free interest rate	2.01%
Series 46
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2019
Exercise/Loan price per share	$ 1.45
Share price at acceptance date	$ 1.33
Expected share price volatility	53.92%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	1.14%
Series 47
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant	2019
Exercise/Loan price per share	$ 1.45
Share price at acceptance date	$ 1.33
Expected share price volatility	53.95%
Expected life after factoring	5 years 9 months 18 days
Dividend yield	0.00%
Risk-free interest rate	1.19%
Series 37
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2018
Exercise/Loan price per share		$ 2.23
Share price at acceptance date		$ 2.02
Expected share price volatility		52.21%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		2.22%
Series 38
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2018
Exercise/Loan price per share		$ 1.54
Share price at acceptance date		$ 1.37
Expected share price volatility		52.04%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		2.41%
Series 38 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2018
Exercise/Loan price per share		$ 1.40
Share price at acceptance date		$ 1.37
Expected share price volatility		52.56%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		2.27%
Series 39
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2018
Exercise/Loan price per share		$ 1.94
Share price at acceptance date		$ 1.34
Expected share price volatility		52.49%
Expected life after factoring		5 years 10 months 24 days
Dividend yield		0.00%
Risk-free interest rate		2.16%
Series 39 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2018
Exercise/Loan price per share		$ 1.76
Share price at acceptance date		$ 1.34
Expected share price volatility		52.49%
Expected life after factoring		5 years 10 months 24 days
Dividend yield		0.00%
Risk-free interest rate		2.16%
Series 40
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2018
Exercise/Loan price per share		$ 1.41
Share price at acceptance date		$ 1.32
Expected share price volatility		52.35%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		2.43%
Series 40 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant		2018
Exercise/Loan price per share		$ 1.28
Share price at acceptance date		$ 1.32
Expected share price volatility		52.35%
Expected life after factoring		5 years 9 months 18 days
Dividend yield		0.00%
Risk-free interest rate		2.43%
Series 34b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2017
Exercise/Loan price per share			$ 2.82
Share price at acceptance date			$ 1.24
Expected share price volatility			51.13%
Expected life after factoring			4 years 7 months 6 days
Dividend yield			0.00%
Risk-free interest rate			2.16%
Series 36
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2017
Exercise/Loan price per share			$ 1.33
Share price at acceptance date			$ 2.32
Expected share price volatility			51.63%
Expected life after factoring			5 years 6 months
Dividend yield			0.00%
Risk-free interest rate			2.15%
Series 36a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2017
Exercise/Loan price per share			$ 1.21
Share price at acceptance date			$ 2.32
Expected share price volatility			51.63%
Expected life after factoring			5 years 6 months
Dividend yield			0.00%
Risk-free interest rate			2.15%
Series 36b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Financial year of grant			2017
Exercise/Loan price per share			$ 1.67
Share price at acceptance date			$ 2.32
Expected share price volatility			51.63%
Expected life after factoring			5 years 7 months 6 days
Dividend yield			0.00%
Risk-free interest rate			2.15%